STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Weighted-Average Assumptions	The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

EIP Weighted-Average Assumptions [1]	2022
Dividend yield	1.8%
Expected volatility	26.4%
Risk-free interest rate	1.9%
Expected life of stock options granted during period (years)	6.0
1. No stock options were granted by the Company out of the EIP plan in 2024 or 2023.

Schedule of Stock Option Activity
The following table summarizes stock option activity for 2024 under the EIP:

EIP Stock Options	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2024	627	$74.48
Granted [1]	—	$—
Exercised	(106)	$73.91
Forfeited/Expired	(12)	$74.40
Outstanding at December 31, 2024	509	$74.61	6.58	$837
Exercisable at December 31, 2024	375	$74.45	6.41	$674
1. No awards were granted by the Company out of the EIP plan in 2024 and 2023.

Additional Information about EIP Stock Options [1]
In millions, except per share amounts	2024	2023	2022
Weighted-average fair value per share of options granted [1]	$—	$—	$17.41
Total compensation expense for stock options plans [2]	$12	$10	$8
Related tax benefit [2]	$2	$2	$2
1. No stock options were granted by the Company out of the EIP plan in 2024 and 2023.
2. These amounts represent life to date.
The following table summarizes stock option activity for 2024 under the OIP:

OIP Stock Options	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2024	1,637	$62.58
Granted	—	$—
Exercised	(217)	$62.55
Forfeited/Expired	(30)	$64.16
Outstanding at December 31, 2024	1,390	$62.55	5.12	$19,041
Exercisable at December 31, 2024	1,390	$62.55	5.12	$19,041

Additional Information about OIP Stock Options [1]
In millions, except per share amounts	2024	2023	2022
Total compensation expense for stock options plans [2]	$27	$26	$25
Related tax benefit [2]	$6	$6	$5
1. No awards were granted by the Company out of the OIP plan in 2024, 2023 or 2022.
2.These amounts represent life to date.

Schedule of Nonvested Awards
Nonvested awards of RSUs and PSUs are shown below:

EIP RSUs and PSUs	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Nonvested at January 1, 2024	1,991	$69.85
Granted	1,212	$70.70
Vested	(880)	$72.86
Forfeited	(119)	$69.88
Nonvested at December 31, 2024	2,204	$69.11
Nonvested awards of RSUs and PSUs are shown below.

OIP RSUs and PSUs	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Nonvested at January 1, 2024	163	$68.01
Granted	—	$—
Vested	(109)	$71.93
Forfeited	(3)	$71.42
Nonvested at December 31, 2024	51	$59.40
The following table summarizes stock option activity for 2024:

EIDP Stock Options	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2024	2,228	$73.49
Exercised	(205)	$70.48
Forfeited/Expired	(21)	$76.58
Outstanding at December 31, 2024	2,002	$73.77	2.7	$8,804
Exercisable at December 31, 2024	1,997	$73.78	2.7	$8,760